Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,614,272	$ 3,646,756
Current financial assets at amortized cost	284,652	46,596
Current contract assets	1,626,222	3,980,380
Notes receivable, net	26,380
Accounts receivable, net	4,935,241	8,241,352
Other receivables	220,710	172,695
Current income tax assets	34,904	21,057
Inventories	80,831	87,828
Prepayments	1,579,940	1,320,329
Other current assets	45,743	207,041
Total current assets	10,448,895	17,724,034
Non-current assets
Non-current financial assets at fair value through profit or loss	161,485	148,925
Non-current financial assets at fair value through other comprehensive income	683,959	544,861
Non-current financial assets at amortized cost	423,498	430,809
Property, plant and equipment, net	5,091,306	5,182,528
Right-of-use assets	2,612,838	2,389,864
Goodwill	34,730,937	33,960,053
Intangible assets	30,248,379	30,978,581
Deferred tax assets	508,837	556,812
Other non-current assets	1,140,048	998,610
Total non-current assets	75,601,287	75,191,043
Total assets	86,050,182	92,915,077
Current liabilities
Short-term borrowings	2,663,939	1,075,904
Current financial liabilities at fair value through profit or loss	3,899,158	7,869,087
Current financial liabilities at amortized cost	273,038
Current contract liabilities	831,975	578,219
Notes payable		127,063
Accounts payable	3,268,584	4,897,884
Other payables	6,157,673	9,039,084
Income tax payables	67,486	38,385
Long-term borrowings, current portion	4,983,715	4,188,088
Current lease liabilities	774,867	891,804
Other current liabilities	3,247,120	3,447,177
Total other current liabilities	27,617,873	32,994,887
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	1,431,000	1,431,000
Non-current financial liabilities at amortized cost	1,774,744	1,829,826
Long-term borrowings	4,789,791	4,843,107
Deferred tax liabilities	10,165,447	10,345,287
Non-current lease liabilities	4,147,269	4,111,749
Provisions	438,701	403,834
Other non-current liabilities	822,463	551,627
Total non-current liabilities	23,569,415	23,516,430
Total liabilities	51,187,288	56,511,317
Equity attributable to equity holders of the Company
Ordinary share	2,996	2,613
Capital surplus	158,320,045	154,703,137
Accumulated deficit	(121,525,677)	(117,208,018)
Other equity interest	(1,935,001)	(1,098,596)
Equity attributable to equity holders of the Company	34,862,363	36,399,136
Non-controlling interests	531	4,624
Total equity	34,862,894	36,403,760
Total liabilities and equity	86,050,182	92,915,077
Related Party
Current liabilities
Accounts payable – related parties		922
Other payables – related parties	$ 1,450,318	$ 841,270